Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents [abstract]
Summary of Cash and Cash Equivalents

Cash and cash equivalents consist of the following at December 31 (in thousands):

	2021	2022
Cash held in banks	$141,130	$114,099
Money market funds	810,453	474,699
Short-term deposits	353,539	80,141
Amounts held by payment service providers	58,006	65,282
Cash and cash equivalents	$1,363,128	$734,221